Inventory (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024
Inventory [Abstract]
Finished goods	€ 0.1		€ 0.3
Raw materials and supplies		€ 0.3	0.3
Unfinished inventory decreased			€ 1.2